Securitisations - Transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 214,266	£ 188,668
Liabilities carry amount	(129,058)	(116,322)
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost, category [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	1,033	3,516
Assets Fair value	1,121	3,678
Liabilities carry amount	(1,019)	(2,918)
Liabilities fair value	£ (1,033)	£ (2,922)